Business Segment Information	12 Months Ended
Dec. 31, 2013
Business Segment Information [Abstract]
Business Segment Information

9  - BUSINESS SEGMENT INFORMATION

Each of our legal entities is a business segment measured by management based on pretax results of operations using accounting policies consistent in all material respects with those described in Note 2.  No inter-segment revenue is recorded.

Calpian, Inc. is in the business of acquiring recurring monthly residual income streams derived from credit card processing fees paid by retail merchants in the United States (“residual portfolios”).  We act not as a credit card processor, but simply as a purchaser of revenue streams resulting from the relationships between processors and independent sales organizations (“ISOs”).  In addition, we invest in payments-industry related opportunities.

Calpian Commerce, Inc., which commenced operations on March 15, 2013, provides the general merchant community access to an integrated suite of third-party merchant payment processing services and its own related proprietary software enabling products delivering credit and debit card-based internet payments processing solutions to merchants.  CCI also operates as an ISO selling individual third-party merchant processing contracts in exchange for future residual payments.

The following presents operating information by segment, reconciled to our consolidated loss before income taxes and equity investment loss, and segment assets.  Information about our equity investee is included in Note 4.

	Year Ended
	December 31,
	2013	2012
Revenues:
Calpian, Inc.	$ 3,064,033	$ 3,438,898
Calpian Commerce, Inc.	17,971,853	-
	$ 21,035,885	$ 3,438,898
Operating profit (loss):
Calpian, Inc.	$ (2,878,888)	$ (739,403)
Calpian Commerce, Inc.	466,156	-
	(2,412,732)	(739,403)
Financing costs	(2,636,922)	(2,858,135)
Loss before income taxes and equity investment loss	$ (5,049,654)	$ (3,597,538)

	December 31,	December 31,
	2013	2012
Total assets:
Calpian, Inc.	$ 16,075,505	$ 13,052,566
Calpian Commerce, Inc.	9,202,356	-
	$ 25,277,861	$ 13,052,566

Additional detail follows:

	Year Ended
	December 31,
	2013	2012
Depreciation and amortization:
Calpian, Inc.	1,613,897	3,159,927
Calpian Commerce, Inc.	910,575	-
	$ 1,613,897	$ 3,159,927

Operating profit (loss):
Calpian, Inc.	(2,878,888)	(739,403)
Calpian Commerce, Inc.	466,156	-
	$ (2,412,732)	$ (739,403)

Interest expense:
Calpian, Inc.	1,064,537	801,942
Calpian Commerce, Inc.	1,070,578	-
	$ 2,135,115	$ 801,942

Net loss:
Calpian, Inc.	(8,348,291)	(4,297,509)
Calpian Commerce, Inc.	(628,534)	-
	$ (8,976,826)	$ (4,297,509)

Purchases of property and equipment:
Calpian, Inc.	9,533	-
Calpian Commerce, Inc.	173,108	-
	$ 182,641	$ -